UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Abrams Bison Investments, L.L.C.

Address: 4800 Hampden Lane, Suite 1050
         Bethesda, MD 20814


13F File Number: 028-11161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Gavin M. Abrams
Title:   Managing Member
Phone:   (301) 657 5925


Signature, Place and Date of Signing:

   /s/ Gavin M. Abrams         Bethesda, Maryland            November 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  14
Form 13F Information Table Value Total:  $429,509
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number               Name

1.         028-11159                          Abrams Bison Partners, L.P.


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


                                                       FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2   COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6      COLUMN 7       COLUMN 8

                               TITLE                    VALUE    SHRS OR   SH/  PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS    CUSIP       (X$1000)  PRN AMT   PRN  CALL   DISCRETION     MGRS     SOLE    SHARED   NONE
--------------                 --------    -----       --------  -------   ---  ----   ----------     ----     ----    ------   ----
ALPHA NATURAL RESOURCES INC    COM         02076X102      278        5,400 SH          SHARED-DEFINED  1                 5,400
BED BATH & BEYOND INC          COM         075896100   57,895    1,843,200 SH          SHARED-DEFINED  1             1,843,200
CBS CORP NEW                   CL B        124857202   14,682    1,007,000 SH          SHARED-DEFINED  1             1,007,000
FREEPORT-MCMORAN COPPER & GO   COM         35671D857   20,773      365,400 SH          SHARED-DEFINED  1               365,400
HASBRO INC                     COM         418056107   20,145      580,200 SH          SHARED-DEFINED  1               580,200
HEIDRICK & STRUGGLES INTL IN   COM         422819102   48,240    1,600,000 SH          SHARED-DEFINED  1             1,600,000
NVR INC                        COM         62944T105   38,183       66,753 SH          SHARED-DEFINED  1                66,753
NEWS CORP                      CL B        65248E203   25,697    2,115,000 SH          SHARED-DEFINED  1             2,115,000
PIONEER NAT RES CO             COM         723787107   89,645    1,714,715 SH          SHARED-DEFINED  1             1,714,715
PIONEER NAT RES CO             COM         723787107   36,596      700,000 SH   CALL   SHARED-DEFINED  1               700,000
SUNOCO INC                     COM         86764P109    1,720       48,330 SH          SHARED-DEFINED  1                48,330
UNITEDHEALTH GROUP INC         COM         91324P102   21,894      862,300 SH          SHARED-DEFINED  1               862,300
VALERO ENERGY CORP NEW         COM         91913Y100   11,285      372,450 SH          SHARED-DEFINED  1               372,450
RENAISSANCERE HOLDINGS LTD     COM         G7496G103   42,476      816,855 SH          SHARED-DEFINED  1               816,855







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